9. Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits Tables
Schedule of deposits
	12/31/2017	12/31/2016
Judicial deposits (a)	508,515	432,182
Maintenance deposits (b)	484,565	584,149
Deposits in guarantee for lease agreements (c)	170,679	172,661
Total	1,163,759	1,188,992